OFF-BALANCE SHEET ITEMS - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 21,677,518	$ 37,060,323
Securities Held in Escrow	$ 34,113,433,438	$ 34,652,716,019